Financial Income and Expenses (Tables)	6 Months Ended
Jun. 30, 2022
Financial Income And Expenses [Abstract]
Summary of Financial Income and Expenses

Financial income and expenses	Half-year ended
(in € thousands)	2021/06/30	2022/06/30

Financial income
Interest income	224	17
Foreign exchange gain	5,019	6,032
Financial income occured by renegotiating the convertible bond debt OCEANE	35,578	—
Other financial income	1	132
TOTAL - Financial income	40,822	6,182
Financial expenses
Interest expenses	(2,758)	(2,160)
Interest expenses for leases	(55)	(33)
Foreign exchange losses	(2,291)	—
Other financial expenses	(3)	(4)
TOTAL - Financial expenses	(5,107)	(2,197)
FINANCIAL GAIN (LOSS)	35,714	3,985